Brokerage And Custodial Fees	6 Months Ended
Jun. 30, 2017
Brokerage And Custodial Fees [Abstract]
Brokerage And Custodial Fees

7. BROKERAGE AND CUSTODIAL FEES

For the three and six months ended June 30, 2017 and 2016, brokerage and custodial fees were as follows:

	Three months ending June 30,		Six months ending June 30,
	2017	2016	2017	2016

Brokerage fees	$ 3,158,867	$ 3,211,829	$ 6,409,193	$ 6,512,152
Custodial fees	7	6	13	33

Total	$ 3,158,874	$ 3,211,835	$ 6,409,206	$ 6,512,185

Per the Trust agreement, selling agents are prohibited from receiving amounts in excess of 9.5% of the gross offering proceeds of Series 1 units sold subsequent to August 12, 2009. During the three and six months ended June 30, 2017 and 2016, the Managing Owner rebated to the Trust for the benefit of all holders of Series 1 Units, all amounts that would have otherwise been due to selling agents but for the 9.5% cap. Further, in certain cases, there are Series 1 units that remain outstanding, where there is no longer a selling agent associated with such units. Beginning in August 2014, the Managing Owner rebated such amounts to the Trust for the benefit of all holders of Series 1 Units. The total amounts rebated to the Trust for both of these items, included in “Brokerage and custodial fees” in the Statements of Operations, were as follows:

	Three months ending June 30,		Six months ending June 30,
	2017	2016	2017	2016

Brokerage fee rebates	$ 195,331	$ 193,450	$ 387,151	$ 387,116